INVESTMENTS IN EQUITY AND COST INVESTEES (Tables)	12 Months Ended
Jun. 30, 2015
Equity and Cost Method Investments [Abstract]
Schedule Of Long Term Investments Accounted For Equity Method Or Cost Method [Table Text Block]
The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2015	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$9,814	(5,953)	48	3,909
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	866	3,722	-	4,588
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,613	2,185	-	3,798
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	491	(491)	-	-
Southcon Development Sdn Bhd.	30.00%	238	(21)	-	217
		$13,022	(558)	48	12,512

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,593	-	-	2,593
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,773	-	-	1,773
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
Zhejiang Sanxin Technology Co., Ltd.	6.00%	98	-	-	98
		$4,464	-	-	4,464

June 30, 2014	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total
Equity method
China Techenergy Co., Ltd.	40.00%	$9,752	(2,571)	48	7,229
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	861	3,144	-	4,005
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,603	1,926	-	3,529
New Huake Electronic Technology Co., Ltd.	37.50%	244	(244)	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	488	(441)	-	47
Southcon Development SDN BHD	30.00%	280	(28)	-	252
		$13,228	1,786	48	15,062
Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,577	-	-	2,577
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,761	-	-	1,761
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
Zhejiang Sanxin Technology Co., Ltd.	6.00%	98	-	-	98
		$4,436	-	-	4,436